Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

7.Related party transactions

The Partnership pays an annual management fee to the Management Company, an entity under common control, as compensation for providing managerial services to the Partnership. The management fee will accrue beginning on the initial closing date of the Partnership and will be payable to the Management Company quarterly, in advance, calculated as of the first day of each fiscal quarter and prorated appropriately for partial quarters. Limited partners will be assessed one and one-half (1.5%) per annum of such limited partner’s aggregate capital commitment. For the three months ended September 30, 2022 and 2021, management fees were $919 thousand and $969 thousand, respectively. For the nine months ended September 30, 2022 and 2021, management fees were $2,808 thousand and $2,908 thousand, respectively. Management fees are included in general and administrative fees on the accompanying condensed combined statements of income.

As of September 30, 2022, the Partnership did not have any related party payables with the Management Company. As of December 31, 2021, the Partnership had a related party payable with the Management Company for organizational expenses incurred on behalf of the Partnership of $8 thousand, respectively, that was included in accrued expenses on the accompanying condensed combined balance sheets.

8.Related party transactions

The Partnership pays an annual management fee to the Management Company as compensation for providing managerial services to the Partnership. The management fee will accrue beginning on the initial closing date and will be payable to the Management Company quarterly, in advance, calculated as of the first day of each fiscal quarter and prorated appropriately for partial quarters. Limited partners will be assessed one and one-half (1.5%) per annum of such limited partner’s aggregate capital commitment. For the years ended December 31, 2021, 2020 and 2019, annual management fees were approximately $3,878,000.

As of December 31, 2021 and 2020, the Partnership had a related party payable with the Management Company for organizational expenses incurred on behalf of the Partnership of approximately $8,000 and $7,000 respectively, that was included in accrued expenses on the accompanying combined balance sheets. During the years ended December 31, 2021, 2020 and 2019, the organizational expenses incurred on behalf of the Partnership were approximately $223,000, $180,000 and $342,000, respectively.

CIK 0001816261 Executive Network Partnering Corp
Related Party Transactions
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares and Performance Shares

On June 22, 2020, the Sponsor paid for certain offering costs on behalf of the Company in exchange for (i) 737,789 Class F common stock (the “Founder Shares”) in exchange for a capital contribution of $6,250, or approximately $0.008 per share and (ii) 1,200 shares of Class B common stock (the “Performance Shares”) for a capital contribution of $18,750, or $15.625 per share. On July 17, 2020 and March 24, 2021, the Company effected a 100:1 and a 2.5:1 forward stock split for each share of Class B common stock, respectively, resulting in an aggregate of 300,000 Performance Shares outstanding. On July 29, 2020, the Company effected a reverse stock split for Class F common stock, resulting in an aggregate of 690,000 shares of Class F common stock outstanding. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split that increased the outstanding Class F common stock from 690,000 shares to 828,000 shares. All shares and associated amounts have been retroactively restated to reflect the stock splits. Of the 828,000 Founder Shares outstanding, up to 108,000 of the Founder Shares would be forfeited depending on the extent to which the underwriter’s over-allotment is exercised, so that such Founder Shares would represent 5% of the outstanding shares issued in the Initial Public Offering. The underwriters fully exercised their over-allotment option on September 18, 2020; thus, these 108,000 Founder Shares were no longer subject to forfeiture. The Founder Shares are entitled to (together with the Performance Shares) a number of votes representing 20% of the Company’s outstanding common stock (not including the private placement shares) prior to the completion of the Partnering Transaction.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (i) 180 days after the completion of the Partnering Transaction and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Partnering Transaction that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees.

Private Placement CAPS™

Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 614,000 Private Placement CAPS™, at a price of $10.00 per Private Placement CAPS™ to the Sponsor, generating gross proceeds to the Company of approximately $6.1 million.

Each Private Placement CAPS™ consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the sale of the Private Placement CAPS™ was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Partnering Transaction, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the warrants will expire worthless.

Related Party Loans

On June 22, 2020, the Sponsor agreed to loan the Company up to an aggregate of $300,000 pursuant to an unsecured promissory note (the “Note”) to cover expenses related to this Initial Public Offering. This loan was payable without interest upon the completion of the Initial Public Offering. The Company borrowed approximately $171,000 under the Note. The Company fully repaid the Note on September 22, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In order to finance transaction costs in connection with a Partnering Transaction, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (each a “Working Capital Loan”). Up to $1.5 million of such Working Capital Loans may be convertible into Private Placement CAPS™ (“Working Capital CAPS™”) at a price of $10.00 per Working Capital CAPS™ at the option of the lender. The Working Capital CAPS™ would be identical to the Private Placement CAPS™ issued to the Sponsor.

The Company has elected the fair value option to account for its Working Capital Loan. As a result of applying the fair value option, the Company records each draw at fair value with a gain or loss recognized at issuance, and subsequent changes in fair value are recorded as change in the fair value of Working Capital Loan on the condensed statements of operations. On September 23, 2021, the Company issued a Working Capital Loan to ENPC Holdings, LLC (“Sponsor”), pursuant to which the Company borrowed $180,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. On October 27, 2021, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed $180,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. On February 18, 2022, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed $340,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. On May 17, 2022, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed approximately $158,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. On May 27, 2022, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed $620,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. The Working Capital Loan does not bear any interest. All unpaid principal under the Working Capital Loan will be due and payable in full on the earlier of (i) January 11, 2023 and (ii) the effective date of the Partnering Transaction (such earlier date, the “Maturity Date”). The Sponsor will have the option, at the time of consummation of a Partnering Transaction, to convert any amounts outstanding under the Working Capital Loan into Working Capital CAPS™.

During the three and nine months ended September 30, 2022, the Company borrowed approximately $0 and $1.1 million, respectively, pursuant to the Working Capital Loans for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. As of September 30, 2022 and December 31, 2021, the Company had approximately $1.5 million and $430,000 outstanding under the Working Capital Loan, respectively.

Administrative Services Agreement

Commencing on the date that the Company’s securities are first listed on the New York Stock Exchange through the earlier of consummation of the Partnering Transaction and the Company’s liquidation, the Company will pay an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team $20,000 per month. The Company incurred $60,000 in expenses in connection with such services during the three months ended September 30, 2022 and 2021, and $180,000 in expenses during the nine months ended September 30, 2022 and 2021, as reflected in the accompanying unaudited condensed statements of operations. As of September 30, 2022 and December 31, 2021, there were $160,000 and $0 outstanding in accounts payable-related party, respectively.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Partnering Transactions. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates.

NOTE 4 — Related Party Transactions

Founder Shares and Performance Shares

On June 22, 2020, the Sponsor paid for certain offering costs on behalf of the Company in exchange for (i) 737,789 Class F common stock (the “Founder Shares”) in exchange for a capital contribution of $6,250, or approximately $0.008 per share and (ii) 1,200 shares of Class B common stock (the “Performance Shares”) for a capital contribution of $18,750, or $15.625 per share. On July 17, 2020 and March 24, 2021, the Company effected a 100:1 and a 2.5:1 forward stock split for each share of Class B common stock, respectively, resulting in an aggregate of 300,000 Performance Shares outstanding. On July 29, 2020, the Company effected a reverse stock split for Class F common stock, resulting in an aggregate of 690,000 shares of Class F common stock. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split that increased the outstanding Class F common stock from 690,000 shares to 828,000 shares. All shares and associated amounts have been retroactively restated to reflect the stock splits. Of the 828,000 Founder Shares outstanding, up to 108,000 of the Founder Shares would be forfeited depending on the extent to which the underwriter’s over- allotment is exercised, so that such Founder Shares would represent 5% of the outstanding shares issued in the Initial Public Offering. The underwriters fully exercised their over-allotment option on September 18, 2020; thus, these 108,000 Founder Shares were no longer subject to forfeiture. The Founder Shares are entitled to (together with the Performance Shares) a number of votes representing 20% of the Company’s outstanding common stock (not including the private placement shares) prior to the completion of the Partnering Transaction. As of December 31, 2021 and 2020, after giving effect to the 2.5:1 forward stock split for each share of Class B common stock, which was effective on March 24, 2021, the Company had an aggregate of 828,000 Founders Shares and 300,000 Performance Shares, issued and outstanding.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) 180 days after the completion of the Partnering Transaction and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Partnering Transaction that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees. Such obligation by the Initial Stockholders will be terminated at closing.

Private Placement CAPSTM

Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 245,600 Private Placement CAPSTM (614,000 Private Placement CAPSTM after giving effect to the Forward Split), at a price of $25.00 per Private Placement CAPSTM ($10.00 per Private Placement CAPSTM after giving effect to the Forward Split) to the Sponsor, generating gross proceeds to us of approximately $6.1 million.

Each Private Placement CAPSTM consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the sale of the Private Placement CAPSTM was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Partnering Transaction, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the warrants will expire worthless.

Related Party Loans

On June 22, 2020, the Sponsor agreed to loan the Company up to an aggregate of $300,000 pursuant to an unsecured promissory note to cover expenses related to the Initial Public Offering. This loan was payable without interest upon the completion of the Initial Public Offering. The Company borrowed $171,000 under the Note and fully repaid the Note on September 22, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In order to finance transaction costs in connection with an intended initial Partnering Transaction, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Up to $1.5 million of the Working Capital Loans may be convertible into CAPSTM at a price of $25.00 per CAPSTM ($10.00 per CAPSTM after giving effect to the Forward Split) at the option of the lender. The CAPSTM would be identical to the Private Placement CAPSTM issued to the Sponsor. Except as described below, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.

On September 23, 2021, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed $180,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. On October 27, 2021, the Company issued a Working Capital Loan to the Sponsor, pursuant to which the Company borrowed $180,000 for ongoing expenses reasonably related to the business of the Company and the consummation of the Partnering Transaction. The Working Capital Loans do not bear any interest. All unpaid principal under the Working Capital Loans will be due and payable in full on the earlier of (i) January 11, 2023 and (ii) the effective date of the Partnering Transaction (such earlier date, the “Maturity Date”). The Sponsor will have the option, at the time of consummation of a Partnering Transaction, to convert any amounts outstanding under the Working Capital Loans into CAPSTM.

During the year ended December 31, 2021, the Company borrowed from Sponsor total of $430,000 pursuant to the Working Capital Loans for ongoing expenses reasonably related to the business of us and the consummation of the Partnering Transaction. As of December 31, 2021 and 2020, $430,000 and $0 were outstanding under the Working Capital Loans.

Administrative Services Agreement

Commencing on the date that the Company’s securities were first listed on the New York Stock Exchange through the earlier of consummation of the Partnering Transaction and the Company’s liquidation, the Company will pay an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team $20,000 per month. The Company incurred $240,000 and $80,000 in expenses in connection with such services during year ended December 31, 2021 and for the period from June 22, 2020 (inception) through December 31, 2020, as reflected in related party general and administrative expenses in the accompanying statements of operations. As of December 31, 2021 and 2020, the Company had approximately $0 and $80,000 in accounts payable in connection with such services as reflected in the accompanying balance sheets.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Partnering Transactions. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates.